SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Lives
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Buildings	7 - 39
Machinery and equipment	3 - 17
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17
Software	3-5